Other income net - Summary of Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue [Abstract]
Interest income on financial assets carried at amortized cost	$ 181	$ 201	$ 260
Interest income on financial assets fair valued through other comprehensive income	46	92	106
Dividend income on investments carried at fair value through profit or loss			1
Gain / (loss) on investments carried at fair value through profit or loss	26	24	39
Gain / (loss) on investments carried at fair value through other comprehensive income	6
Interest income on income tax refund	37	7	41
Exchange gains / (losses) on forward and options contracts	(66)	27
Exchange gains / (losses) on translation of other assets and liabilities	139	18	36
Others	26	42	30
Other income	$ 395	$ 411	$ 513